As filed with the Securities and Exchange Commission on November 7, 1997
                                                                File No. 33-9645
                                                               File No. 811-4881


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 48

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 49


                             NORWEST ADVANTAGE FUNDS
            (Formerly "Norwest Funds" and "Prime Value Funds, Inc.")
             (Exact Name of Registrant as Specified in its Charter)

                               Two Portland Square
                              Portland, Maine 04101
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (207) 879-1900


                           Catherine S. Wooledge, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005


             It is proposed that this filing will become effective:

_____    immediately upon filing pursuant to Rule 485, paragraph (b)
_____    on [     ] pursuant to Rule 485, paragraph (b)
__X__    60 days after  filing  pursuant  to Rule 485,  paragraph  (a)(i)
_____    on [ ] pursuant to Rule 485, paragraph (a)(i)
_____    75 days after filing pursuant to Rule 485,  paragraph  (a)(ii)
_____    on [ ] pursuant  to Rule 485,  paragraph (a)(ii)
_____    this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for its various portfolios with a May 31 fiscal year end on July 28, 1997. READY CASH INVESTMENT FUND, STABLE INCOME FUND, TOTAL RETURN BOND FUND, INDEX FUND, INCOME EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY STOCK FUND, SMALL COMPANY GROWTH FUND, SMALL CAP OPPORTUNITIES FUND,
INTERNATIONAL FUND, PERFORMA STRATEGIC VALUE BOND FUND, PERFORMA DISCIPLINED GROWTH FUND, PERFORMA SMALL CAP VALUE FUND AND PERFORMA GLOBAL GROWTH FUND OF REGISTRANT ARE CURRENTLY STRUCTURED AS FEEDER FUNDS.

This Post-Effective Amendment affects only the Minnesota Intermediate Tax-Free Fund of Norwest Advantage Funds. This filing incorporates by reference the Parts A and B of Post-Effective Amendment No. 46, as filed on October 1, 1997, with respect to the Minnesota Intermediate Tax-Free Fund, except as hereby amended with respect to Minnesota Intermediate Tax-Free Fund.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B

Form N-1A                                                               Location in Statement of
Item No.                   (Caption)                                    Additional Information (Caption)
--------                   ---------                                    --------------------------------

Item 10.           Cover Page                                          Cover Page

Item 11.           Table of Contents                                   Cover Page

Item 12.           General Information and History                     Prospectus

Item 13.           Investment Objectives and Policies                  Investment Policies; Investment Limitations

Item 14.           Management of the Fund                              Management; Additional Information about the
                                                                       Trust and the Shareholders of the Funds

Item 15.           Control Persons and Principal
                   Holders of Securities                               Additional Information about the Trust;
                                                                       Shareholdings

Item 16.           Investment Advisory and Other Services              Management

Item 17.           Brokerage Allocation and Other Practices            Portfolio Transactions

Item 18.           Capital Stock and Other Securities                  Additional Information about the Trust;
                                                                       Shareholdings

Item 19.           Purchase, Redemption and Pricing of
                   Securities Being Offered                            Additional Purchase and Redemption Information

Item 20.           Tax Status                                          Taxation

Item 21.           Underwriters                                        Management - Administration and Distribution

Item 22.           Calculation of Performance Data                     Performance and Advertising Data

Item 23            Financial Statements                                Other Information - Financial
                                                                       Statements

                             NORWEST ADVANTAGE FUNDS

                      MINNESOTA INTERMEDIATE TAX-FREE FUND
                                    I SHARES

                      Supplement Dated November 7, 1997 to
                        Prospectus Dated October 1, 1997



1. The section entitled "Multiclass, Collective Trust Fund and Master-Feeder Performance" and the second paragraph thereunder entitled "Collective Trust Fund Performance", on Page 44 of the Statement of Additional Information, is replaced in its entirety with the following:

MULTICLASS, COLLECTIVE INVESTMENT AND COMMON TRUST FUND, AND MASTER-FEEDER PERFORMANCE

COLLECTIVE INVESTMENT AND COMMON TRUST FUND PERFORMANCE

Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed several collective investment funds with investment objectives and investment policies that were in all material respects equivalent to certain of the Funds. Therefore, the performance for those applicable Funds includes the performance of their predecessor collective investment funds for periods before those funds became mutual funds on November 11, 1994. The collective investment fund performance was adjusted by netting those Funds' 1994 estimate of their expense ratios for the first year of operations as a mutual fund, including any applicable sales load. Prior to October 1, 1997, Norwest Bank Minnesota, N.A. managed a common trust fund with investment objectives and investment policies that were in all material respects equivalent to one of the Funds. Therefore, performance for the Fund includes the performance of the predecessor common trust fund for the period before the fund became a mutual fund on October 1, 1997. The common trust fund performance was adjusted by netting the Fund's 1997 estimate of its expense ratio for the first year of operation as a mutual fund, including any applicable sales load. The collective investment funds and common trust fund were not registered under the 1940 Act nor subject to certain limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance result. Prior performance is not indicative of a Fund's future performance. The performance of International Fund reflects the historical performance of Schroder International Equity Fund (managed by Schroder Capital Management International Inc.) in which the collective investment fund invested. Performance of International Fund has been adjusted to reflect fees and expenses of the Schroder International Equity Fund.

2. The following section on Page C-4 of the Statement of Additional Information, is replaced in its entirety with the following:

TABLE 3 - TOTAL RETURNS

The average annual total return of each class of each Fixed Income and Equity Fund for the periods ended May 31, 1997 was as follows. The actual dates of the commencement of each Fund's operations, or the commencement of the offering of each class' shares, is listed in the Fund's financial statements. The performance of the Funds marked with an asterisk (*) includes the performance of a collective investment fund or a common trust fund prior to its conversion into the Fund. (See "Performance and Advertising Data -- Multiclass, Collective Investment Fund, Common Trust Fund and Core-Gateway Performance.") Prior to 1989, the collective investment funds and common trust fund were valued on the calendar quarter; therefore the following chart does not reflect a Since Inception figure as of the fiscal year end for those funds adopting collective investment or common trust fund performance. Calendar quarter performance is available from the adviser.



                                                  CALENDAR
                                ONE       THREE    YEAR TO      ONE      THREE       FIVE      TEN       SINCE
                               MONTH      MONTHS    DATE        YEAR     YEARS       YEARS    YEARS     INCEPTION

CASH INVESTMENT FUND           0.44%      1.31%     2.58%       5.21%     5.22%      4.43%     N/A        5.84%
READY CASH INVESTMENT FUND
    Investor Shares            0.42%      1.22%     2.00%       4.87%     4.89%      4.09%     N/A        5.45%
    Institutional Shares       0.44%      1.31%     2.14%       5.23%     5.24%      4.33%     N/A        5.58%
    Exchange Shares            0.35%      1.03%     1.69%       4.09%     N/A        N/A       N/A        4.07%
U.S. GOVERNMENT FUND           0.43%      1.26%     2.07%       5.04%     5.04%      4.25%     N/A        5.57%
TREASURY FUND                  0.41%      1.22%     1.99%       4.87%     4.85%      4.07%     N/A        4.36%
MUNICIPAL MONEY MARKET FUND
    Investor Shares            0.29%      0.80%     1.28%       3.08%     3.17%      2.76%     N/A        3.73%
    Institutional Shares       0.31%      0.85%     1.36%       3.28%     3.38%      2.91%     N/A        3.82%
STABLE INCOME FUND
    A Shares                   0.53%      1.56%     2.31%       6.24%     N/A        N/A       N/A        6.42%
    B Shares                   0.46%      1.37%     2.07%       5.43%     N/A        N/A       N/A        5.32%
    I Shares                   0.53%      1.56%     2.31%       6.24%     N/A        N/A       N/A        6.41%
INTERMEDIATE GOVERNMENT
INCOME FUND*
    A Shares                   0.78%      1.04%     1.40%       6.36%     6.04%      5.12%     6.94%      N/A
    B Shares                   0.71%      0.75%     1.04%       5.51%     N/A        N/A       N/A        9.02%
    I Shares                   0.78%      0.94%     1.40%       6.36%     6.03%      5.12%     6.93%      N/A
DIVERSIFIED BOND FUND*
    A Shares                   N/A        N/A       N/A         N/A       N/A        N/A       N/A        N/A
    B Shares                   N/A        N/A       N/A         N/A       N/A        N/A       N/A        N/A
    I Shares                   0.79%      0.91%     1.07%       6.23%     5.80%      5.14%     7.08%      N/A
INCOME FUND
    A Shares                   0.78%      0.89%     1.02%       6.79%     5.93%      5.45%     N/A        7.67%
    B Shares                   0.72%      0.70%     0.70%       6.03%     5.15%      N/A       N/A        2.90%
    I Shares                   0.89%      0.89%     1.12%       6.90%     5.96%      5.45%      N/A       7.67%
TOTAL RETURN BOND FUND
    A Shares                   0.86%      1.16%     2.03%       6.84%     6.52%      N/A       N/A        5.10%
    B Shares                   0.80%      1.08%     1.83%       6.27%     5.80%      N/A       N/A        4.39%
    I Shares                   0.76%      1.16%     2.03%       6.95%     6.57%      N/A       N/A        5.14%
LIMITED TERM TAX-FREE FUND
    A Shares                   N/A        N/A       N/A         N/A       N/A        N/A       N/A        N/A
    B Shares                   N/A        N/A       N/A         N/A       N/A        N/A       N/A        N/A
    I Shares                   0.78%      0.73%     1.75%       N/A       N/A        N/A       N/A        6.99%
TAX-FREE INCOME FUND
    A Shares                   1.47%      1.05%     2.14%       8.43%     7.37%      6.32%     N/A        6.63%
    B Shares                   1.40%      0.86%     1.82%       7.63%     6.57%      N/A       N/A        4.88%
    I Shares                   1.57%      1.15%     2.24%       8.54%     7.41%      6.34%     N/A        10.68%
COLORADO TAX-FREE FUND
    A Shares                   1.54%      1.10%     2.37%       9.00%     7.26%      N/A       N/A        5.92%
    B Shares                   1.47%      0.92%     2.05%       8.19%     6.46%      N/A       N/A        5.08%
    I Shares                   1.54%      1.10%     2.37%       9.00%     7.26%      N/A       N/A        5.92%
MINNESOTA INTERMEDIATE
TAX-FREE FUND*
    I Shares                   1.19%      0.95%     2.05%       7.18%     6.68%      6.56%     7.47       6.69%
MINNESOTA TAX-FREE FUND
    A Shares                   1.39%      1.09%     1.85%       7.98%     6.81%      6.32%     N/A        6.75%
    B Shares                   1.42%      0.90%     1.53%       7.18%     6.01%      N/A       N/A        4.54%
    I Shares                   1.39%      1.09%     1.85%       7.98%     6.78%      6.32%     N/A        6.73%
STRATEGIC INCOME FUND*
    I Shares                   2.27%      2.55%     4.06%       9.58%     9.52%      7.95%     N/A        N/A
MODERATE BALANCED FUND*
    I Shares                   3.15%      3.40%     5.83%       12.04%    11.98%     9.64%     N/A        10.68%
GROWTH BALANCED FUND*
    I Shares                   4.91%      5.00%     8.50%       15.81%    15.83%     12.17%    N/A        12.56%
INCOME EQUITY FUND*
    A Shares                   4.64%      4.61%     11.36%      22.40%    24.98%     16.95%    N/A        16.49%
    B Shares                   4.58%      4.40%     10.99%      21.48%    N/A        N/A       N/A        22.10%
    I Shares                   4.64%      4.61%     11.36%      22.41%    25.01%     16.95%    N/A        17.49%



                                                  CALENDAR
                               ONE       THREE     YEAR TO      ONE      THREE      FIVE      TEN       SINCE
                              MONTH      MONTHS     DATE        YEAR     YEARS      YEARS     YEARS    INCEPTION

INDEX FUND*
    A Shares                   N/A        N/A       N/A         N/A       N/A        N/A       N/A        N/A
    B Shares                   N/A        N/A       N/A         N/A       N/A        N/A       N/A        N/A
    I Shares                   6.07%      7.78%     15.47%      29.02%    25.14%     17.66%    14.08%     14.33%
VALUGROWTH STOCK FUND
    A Shares                   5.56%      5.92%     11.87%      23.32%    18.44%     13.06%    N/A        13.65%
    B Shares                   5.46%      5.68%     11.49%      22.33%    17.53%     N/A       N/A        14.05%
    I Shares                   5.57%      5.93%     11.83%      23.30%    18.42%     13.01%    N/A        13.63%
DIVERSIFIED EQUITY FUND*
    A Shares                   6.82%      6.79%     11.93%      20.75%    21.77%     16.18%    N/A        16.73%
    B Shares                   6.73%      6.57%     11.59%      19.86%    N/A        N/A       N/A        22.71%
    I Shares                   6.79%      6.76%     11.93%      20.76%    21.76%     16.18%    N/A        16.73%
GROWTH EQUITY FUND*
    A Shares                   9.03%      6.95%     9.14%       14.11%    18.04%     15.69%    N/A        16.24%
    B Shares                   8.98%      6.75%     8.80%       13.28%    N/A        N/A       N/A        15.55%
    I Shares                   9.06%      6.95%     9.14%       14.11%    18.04%     15.69%    N/A        16.24%
LARGE COMPANY GROWTH FUND*
    A Shares                   N/A        N/A       N/A         N/A       N/A        N/A       N/A        N/A
    B Shares                   N/A        N/A       N/A         N/A       N/A        N/A       N/A        N/A
    I Shares                   7.55%      7.73%     13.73%      21.93%    22.69%     14.42%    13.10%     N/A
SMALL COMPANY STOCK FUND
    A Shares                   20.57%     7.06%     3.49%       6.34%     17.45%     N/A       N/A        14.88%
    B Shares                   20.41%     6.82%     3.18%       5.46%     16.55%     N/A       N/A        13.99%
    I Shares                   20.49%     7.02%     3.50%       6.30%     17.44%     N/A       N/A        14.73%
SMALL COMPANY GROWTH FUND*
    I Shares                   10.45%     4.47%     3.70%       5.65%     21.96%     20.18%    16.82%     N/A
SMALL CAP OPPORTUNITIES FUND
    A Shares                   11.78%     8.01%     10.23%      11.37%    27.54%     N/A       N/A        25.02%
    B Shares                   11.71%     7.81%     9.91%       N/A       N/A        N/A       N/A        25.35%
    I Shares                   11.77%     8.00%     10.22%      11.42%    27.56%     N/A       N/A        25.03%
CONTRARIAN STOCK FUND
    A Shares                   N/A        N/A       N/A         N/A       N/a        N/A       N/A        N/A
    B Shares                   N/A        N/A       N/A         N/A       N/A        N/A       N/A        N/A
    I Shares                   9.98%      10.15%    16.52%      13.02%    12.48%     N/A       N/A        10.13%
INTERNATIONAL FUND*
    A Shares                   6.13%      7.55%     8.42%       10.33%    N/A        N/A       N/A        14.81%
    B Shares                   6.00%      7.32%     8.19%       9.44%     N/A        N/A       N/A        13.97%
    I Shares                   6.07%      7.55%     8.52%       10.27%    N/A        N/A       N/A        10.44%


                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

(A)      FINANCIAL STATEMENTS.

Included in the Prospectus:

         Not Applicable to this filing with respect to Minnesota Intermediate Tax-Free Fund. With respect to the other series of the Trust as filed via EDGAR on September 30, 1997, accession number 0000912057-97-032214.

Included in the Statement of Additional Information:

         Not Applicable to this filing with respect to Minnesota Intermediate Tax-Free Fund. With respect to the other series of the Trust as filed via EDGAR on September 30, 1997, accession number 0000912057-97-032214.

(B)      EXHIBITS.

NOTE: "*" INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 33-9645.

(1)* Trust Instrument of Registrant as now in effect (filed as Exhibit 1 to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(2)* By-Laws of Registrant as now in effect (filed as Exhibit 2 to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(3)  Not Applicable.

(4)* Specimen Certificate for shares of beneficial interest of each class of each portfolio of Registrant. Except for the names of the classes of shares and CUSIP numbers. The certificate of each class of each portfolio of Registrant is substantially the same as the specimen certificate, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (filed as Exhibit 4 to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(5) (a)* Form of Investment Advisory Agreement between Registrant and Norwest Investment Management, Inc. relating to Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund, Stable Income Fund, Short Maturity Government Bond Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced Fund, Index Fund, Income Equity Fund, ValuGrowth-SM- Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund, Contrarian Stock Fund, International Fund, Norwest WealthBuilder II High Growth Portfolio, Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Balanced Portfolio, Performa Smith Disciplined Growth Fund, Performa Smith Small Cap Value Fund, Performa Large Cap Value Fund, Performa Galliard Strategic Value Bond Fund and Performa Schroder Global Growth Fund. Except for the names of each series of the Registrant, the Investment Advisory Agreement of each series of Registrant is substantially the same as the Investment Advisory Agreement, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (filed as Exhibit 5(a) to PEA No. 43 via EDGAR on July 16, 1997, accession number 0000912057-97-024361).

     (b)* Investment Sub-Advisory Agreement between Registrant and Crestone Capital Management, Inc. relating to Small Company Stock Fund (filed as Exhibit 5(c) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

     (c)* Investment Sub-Advisory Agreement between Registrant and Schroder Capital Management International Inc. relating to the Diversified Equity Fund, Growth Equity Fund, International Fund,

          Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund (filed as Exhibit 5(d) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).


     (e)* Form of Investment Sub-Advisory Agreement between Registrant and Galliard Capital Management International Inc. relating to the Stable Income Fund (filed as Exhibit 5(e) to PEA No. 43 via EDGAR on July 16, 1997, accession number 0000912057-97-024361).

     (f)* Form of Investment Sub-Advisory Agreement between Registrant and Peregrine Capital Management International Inc. relating to the Small Company Growth Fund and Large Company Growth Fund (filed as Exhibit
          5(f) to PEA No. 43 via EDGAR on July 16, 1997, accession number 0000912057-97-024361).

     (g)* Form of Investment Sub-Advisory Agreement between Registrant and United Capital Management relating to Total Return Bond Fund and Contrarian Stock Fund (filed as Exhibit 5(g) to PEA No. 43 via EDGAR on July 16, 1997, accession number 0000912057-97-024361).

     (h)* Form of Investment Sub-Advisory Agreement between Registrant and Galliard Capital Management International Inc. relating to Performa Galliard Strategic Value Bond Fund (filed as Exhibit 5(c) to PEA No. 35 via EDGAR on March 8, 1997, accession number 0000912057-96-004243).

     (i)* Form of Investment Sub-Advisory Agreement between Registrant and Smith Asset Management Group, LP relating to Performa Smith Disciplined Growth Fund and Performa Smith Small Cap Value Fund (filed as Exhibit 5(i) to PEA No. 46 via EDGAR on September 30, 1997, accession number 00000912057-97-032214).

(6)* Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant (filed as Exhibit 6 to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(7)  Not Applicable.

(8) (a)* Custodian Agreement between Registrant and Norwest Bank Minnesota, N.A. dated August 1, 1993 as amended November 11, 1994 (filed as
          Exhibit 8(a) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

     (b)* Transfer Agency Agreement to be between Registrant and Norwest Bank Minnesota, N.A. (filed as Exhibit 8(b) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(9) (a)* Management Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant (filed as Exhibit 9(a) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

     (b)* Fund Accounting Agreement between Registrant and Forum Financial Corp. (filed as Exhibit 9(b) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

     (c)* Administration Services Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to International Fund (filed as Exhibit 9(c) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(10) (a)* Opinion of Seward & Kissel (filed on December 31, 1986 as Exhibit 10(a) of PreEA 2).

     (b)* Opinion of Seward & Kissel (filed as Exhibit 10(a) to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(11) (a)* Consent  of KPMG Peat  Marwick  LLP,  independent  auditors  (filed as
          Exhibit 11 to PEA No. 46 via EDGAR on September 30, 1997, accession number 0000912057-97-032214).

(11) (b) Not applicable.

(12) Not Applicable.

(13)*Investment representation letter of John Y. Keffer as initial purchaser of shares of stock of Registrant (filed on December 31, 1986 as Exhibit 13 of PreEA 2).

(14)*Individual  Retirement  Account  materials  (filed  on  April  22,  1994 as
     Exhibit 14 to PEA 24).

(15)*Rule 12b-1 Plan adopted by Registrant with respect to the Income Fund, Tax-Free Income Fund, Minnesota Tax-Free Fund, ValuGrowth Stock Fund, Adjustable U.S. Government Reserve Fund, Colorado Tax-Free Fund, Income Stock Fund, Arizona Tax-Free Fund, Contrarian Stock Fund, Small Company Stock Fund, Government Income Fund, Total Return Bond Fund, Stable Income Fund, Income Equity Fund, Diversified Equity Fund, Intermediate U.S. Government Fund, Growth Equity Fund and Exchange Shares of Ready Cash Investment Fund (filed as Exhibit 15 to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(16)*Schedule for Computation of each Performance Quotation provided in the Registration Statement in response to Item 22 (filed as Exhibit 16 to PEA No. 42 via EDGAR on June 2, 1997, accession number 0000912057-97-019290).

(17)*Financial Data Schedule (filed as Exhibit 17 to PEA No. 46 via EDGAR on September 30, 1997, accession number 00000912057-97-032214).

(18)*Multiclass (Rule 18f-3) Plan adopted by Registrant  (filed as Exhibit 18 to
     PEA   No.   35   via   EDGAR   on   March   8,   1996,   accession   number
     0000912057-96-004243).

OTHER EXHIBITS

(A)* Power of Attorney of James C. Harris, Trustee of Registrant (filed as Other Exhibit A to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(B)* Power of Attorney of Richard M. Leach, Trustee of Registrant (filed as Other Exhibit B to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(C)* Power of Attorney of Robert C. Brown, Trustee of Registrant (filed as Other Exhibit C to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(D)* Power of Attorney of Donald H. Burkhardt, Trustee of Registrant (filed as Other Exhibit D to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(E)* Power of Attorney of John Y. Keffer, Trustee of Registrant (filed as Other Exhibit E to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(F)* Power of Attorney of Donald C. Willeke, Trustee of Registrant (filed as Other Exhibit F to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(G)* Power of Attorney of Timothy J. Penny, Trustee of Registrant (filed as Other Exhibit G to PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243).

(H)* Power of Attorney of John S. McCune, Trustee of Registrant (filed as Other Exhibit H to PEA No. 46 via EDGAR on September 30, 1997, accession number 00000912057-97-032214).


ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF OCTOBER 31, 1997.

                                                                    NUMBER OF
TITLE OF CLASS OF UNIT OF BENEFICIAL INTEREST                     RECORD HOLDERS
---------------------------------------------                     --------------

CASH INVESTMENT FUND                                                          67

U.S. GOVERNMENT FUND                                                          36

TREASURY FUND                                                                 29

MUNICIPAL MONEY MARKET FUND
         Investor Shares                                                      17
         Institutional Shares                                                 12

READY CASH INVESTMENT FUND
         Investor Shares                                                     184
         Exchange Class                                                       20

INCOME FUND
         A Shares                                                            345
         B Shares                                                            261
         I Shares                                                          2,932

TOTAL RETURN BOND FUND
         A Shares                                                            113
         B Shares                                                            195
         I Shares                                                            274

COLORADO TAX-FREE FUND
         A Shares                                                            456
         B Shares                                                            182
         I Shares                                                             10

MINNESOTA TAX-FREE FUND
         A Shares                                                            377
         B Shares                                                            146
         I Shares                                                          1,389

TAX-FREE INCOME FUND
         A Shares                                                            650
         B Shares                                                            245
         I Shares                                                          1,339

VALUGROWTH STOCK FUND
         A Shares                                                          1,613
         B Shares                                                            696
         I Shares                                                             20
CONTRARIAN STOCK FUND
         A Shares                                                              0
         B Shares                                                              0
         I Shares                                                             12

SMALL COMPANY STOCK FUND
         A Shares                                                            789
         B Shares                                                            666
         I Shares                                                             24

DIVERSIFIED EQUITY FUND
         A Shares                                                          2,438
         B Shares                                                          3,736
         I Shares                                                             17

GROWTH EQUITY FUND
         A Shares                                                          1,047
         B Shares                                                          1,278
         I Shares                                                             17

LARGE COMPANY GROWTH FUND
         I Shares                                                             17

SMALL COMPANY GROWTH FUND
         I Shares                                                             16

SMALL CAP OPPORTUNITIES FUND
         A Shares                                                            262
         B Shares                                                            190
         I Shares                                                             21

INTERNATIONAL FUND
         A Shares                                                            268
         B Shares                                                            234
         I Shares                                                             20

INCOME EQUITY FUND
         A Shares                                                          3,234
         B Shares                                                          3,244
         I Shares                                                             25

INDEX FUND
         I Shares                                                             21

STRATEGIC INCOME FUND
         I Shares                                                             12

MODERATE BALANCED FUND
         I Shares                                                             15

GROWTH BALANCED FUND
         I Shares                                                             14

INTERMEDIATE GOVERNMENT INCOME FUND
         A Shares                                                            557
         B Shares                                                            448
         I Shares                                                             21

DIVERSIFIED BOND FUND
         I Shares                                                             18

STABLE INCOME FUND
         A Shares                                                             90
         B Shares                                                             64
         I Shares                                                             17

ITEM 27.   INDEMNIFICATION.

The general effect of Section 10.02 of Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of
Section 10.02 of Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

Registrant's Investment Advisory Agreements, Investment Subadvisory Agreements, Management and Distribution Agreements and Distribution Services Agreements provide that Registrant's investment advisers and principal underwriter are protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the
Management Agreement and Transfer Agency and Fund Accounting Agreement. Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under the Management and Distribution Agreements and Distribution Services Agreements between Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under those agreements. Registrant's transfer agent and fund accountant and certain related individuals are also provided with indemnification against various liabilities and expenses under the Transfer

Agency and Fund Accounting Agreements between Registrant and the transfer agent and fund accountant; provided, however, that in no event shall the transfer agent, fund accountant or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

The preceding paragraph is modified in its entirety by the provisions of the Investment Advisory Agreements, Investment SubAdvisory Agreements, Management
and Distribution Agreements, Distribution Services Agreements, Management Agreements, Transfer Agency Agreement and Fund Accounting Agreement of Registrant filed as Exhibits 5, 6, and 9 to Registrant's Registration Statement and incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

NORWEST INVESTMENT MANAGEMENT, INC.

The description of Norwest Investment Management, Inc., under the caption "Management -- Advisor" or Management of the Funds -- Norwest Investment Management" in each Prospectus and under the caption "Management -- Adviser" or "Management -Investment Advisory Services -- Norwest Investment Management" in each Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

         P. Jay Kiedrowski, Chairman, Chief Executive Officer and President, has been affiliated with NIM since 1989. Mr. Kiedrowski is also Executive Vice President of Norwest Bank Minnesota, N.A., and has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates since August, 1987.

         James W. Paulsen, Chief Investment Officer, has served in this capacity since January, 1997.

         Stephen P. Gianoli, Senior Vice President and Chief Executive Officer has been affiliated with NIM in various capacities since 1986.

         David S. Lunt, Vice President and Senior Portfolio Manager has been affiliated with NIM since 1997.

         Richard C. Villars, Vice President and Senior Portfolio Manager has been affiliated with NIM since 1997.

         Lee K. Chase, Vice President, has been affiliated with NIM since 1997.

         Andrew Owen, Vice President, has been affiliated with NIM since 1997.

         Eileen A. Kuhry, Investment Compliance Specialist, has been affiliated with NIM since 2997.

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC.

The description of Schroder Capital Management International Inc. ("Schroder") under the caption "Management of the Funds -- Investment Advisory Services -- Schroder Capital Management International Inc." in the Prospectus and "Management -- Investment Advisory Services" in the Statement of Additional Information relating to International Fund, Diversified Equity Fund, Growth Equity Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal officers of Schroder, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services international clients located principally in the United States.

          David M. Salisbury. Chief Executive Officer, Director and Chairman of SCMI; Joint Chief Executive and Director of Schroder Ltd.

          Richard R. Foulkes. Deputy Chairman/Executive Vice President of SCMI. Mr. Foulkes is also a Director of Schroder Ltd.

          John A. Troiano. Chief Executive and Director of SCMI. Mr. Troiano is also a Director of Schroder Ltd.

          David Gibson. Senior Vice President and Director of SCMI. Director of Schroder Capital Management and Senior Vice President of Schroder Ltd.

          John S. Ager. Senior Vice President and Director of SCMI. Mr. Ager is also a Director of Schroder Ltd.

          Sharon L. Haugh. Executive Vice President and Director of SCMI, Director and Chairman of Schroder Advisors Inc., and Director of Schroder Ltd.

          Gavin D.L. Ralston. Senior Vice President and Managing Director of SCMI; Director of Schroder Ltd.

          Mark J. Smith. Senior Vice President and Director of SCMI. Mr. Smith is also Director of Schroder Ltd.

          Robert G. Davy. Senior Vice President. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

          Jane P. Lucas. Senior Vice President and Director of SCMI; Director of Schroder Advisors Inc.; Director of Schroder Capital Management.

          C. John Govett. Director of SCMI; Group Managing Director of Schroder Ltd. And Director of Schroders plc.

          Phillipa J. Gould. Senior Vice President and Director of SCMI.

          Louise Croset. First Vice President and Director of SCMI, also First Vice President of Schroder Ltd.

          Abdallah Nauphal, Group Vice President and Director of SCMI.

CRESTONE CAPITAL MANAGEMENT, INC.

The description of Crestone Capital Management, Inc. ("Crestone") under the caption "Management -- SubAdviser" in the Prospectus and "Management -- Adviser -- SubAdviser -- Small Company Stock Fund" in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Crestone, including their business connections which are of a substantial nature. The address of Crestone is 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          Kirk McCown, President and Director.

          Mark Steven Sunderhuse, Senior Vice President and Director.

          P. Jay Kiedrowski, Director. Mr. Kiedrowski is also President and Chairman of the Board of Norwest and an Executive Vice President of Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479.

          Steven P. Gianoli, Director. Mr. Gianoli is a Vice President of Norwest and Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479.

          Susan Koonsman, Director. Ms. Koonsman is President of Norwest Investments & Trust. Her address is 1740 Broadway, Denver, Colorado 80274.

PEREGRINE CAPITAL MANAGEMENT, INC.

The description of Peregrine Capital Management, Inc. ("Peregrine") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund in the Statement of Additional Information relating to Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          James  R.  Campbell,   Director.  Mr.  Campbell  is  President,  Chief
          Executive Officer and a Director of Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479-0116

          Patricia D. Burns, Senior Vice President.

          Tasso H. Coin, Senior Vice President.

          John S. Dale, Senior Vice President.

          Julie M. Gerend, Senior Vice President. Prior to September, 1995, Ms. Gerend was Manager, Account Executive at Fidelity Institutional Retirement Services, Co.

          William D. Giese, Senior Vice President.

          Daniel J. Hagen, Vice President. Prior to May, 1996, Mr. Hagen was Managing Director of Piper Jaffray, Inc.

          Ronald G. Hoffman, Senior Vice President and Secretary.

          Frank T. Matthews, Vice President.

          Jeannine McCormick, Senior Vice President.

          Barbara K. McFadden, Senior Vice President.

          Robert B. Mersky, Chairman, President and Chief Executive Officer.

          Gary E. Nussbaum, Senior Vice President.

          James P. Ross, Vice President. Prior to November, 1996, Mr. Ross was Vice President of Norwest Bank.

          Jonathan L. Scharlau, Assistant Vice President.

          Jay H. Strohmaier, Senior Vice President. Prior to September, 1996, Mr. Strohmaier was Senior Vice President/Managed Accounts for Voyageur Asset Management.

          Paul E. von Kuster, Senior Vice President.

          Janelle M. Walter, Assistant Vice President.

          Paul R. Wurm, Senior Vice President.

          J. Daniel Vandermark, Vice President. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479-1013

          Albert J. Edwards, Senior Vice President. Prior to June 9, 1997, Mr. Edwards was Vice President/Marketing for U.S. Trust Company of California.


GALLIARD CAPITAL MANAGEMENT, INC.

The description of Galliard Capital Management, Inc. ("Galliard") under the caption "Management -- SubAdviser" in the Prospectus and "Management -- Adviser -- SubAdviser -- Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund" in the Statement of Additional Information relating to the Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          Peter Jay Kiedrowski, Chairman. Mr. Kiedrowski is President and Chief Executive Officer of NIM; Chairman of Crestone and Executive Vice President of Norwest Bank.

          Richard Merriam, Principal and Senior Portfolio Manager.

          John Caswell, Principal and Senior Portfolio Manager.

          Karl Tourville, Principal and Senior Portfolio Manager.

          Laura Gideon, Senior Vice President of Marketing.

          Leela Scattum, Vice President of Operations.

UNITED CAPITAL MANAGEMENT

The description of United Capital Management ("UCM") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Total Return Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" in the Statement of Additional Information relating to the, Diversified Bond Fund, Total Return Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of UCM, including their business connections which are of a substantial nature. The address of UCM is 1700 Lincoln Street, Suite 3301, Denver, Colorado 80274 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          W. Lon Schreur, President. Mr. Schreur is Senior Vice President of Norwest Bank Colorado, N.A..

          John T. Groton, Vice President. Mr. Groton is Vice President of Norwest Bank Colorado, N.A.

          David B. Kinney, Vice President. Mr. Kinney is Vice President of Norwest Bank Colorado, N.A.

          James C. Peery, Senior Vice President. Mr. Peery is Vice President of Norwest Bank Colorado, N.A.

          Leona F. Bennett, Vice President. Ms. Bennett is Vice President of Norwest Bank Colorado, N.A.

          Denise B. Johnson, Vice President. Ms. Johnson is Vice President of Norwest Bank Colorado, N.A.

SMITH ASSET MANAGEMENT GROUP

The description of Smith Asset Management Group ("Smith") under the caption "Management -- SubAdviser" in the Prospectus and "Management -- Adviser --
SubAdviser -- Performa Disciplined Growth Fund and Performa Small Cap Value Fund" in the Statement of Additional Information relating to Performa Disciplined Growth Fund and Performa Small Cap Value Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Smith, including their business connections which are of a substantial nature. The address of Smith is 500 Crescent Court, Suite 250, Dallas, Texas 75201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          Stephen  S.  Smith,  President.  Mr.  Smith  is  President  and  Chief
          Executive   Officer.   Mr.  Smith  is  also  a  partner  of  Discovery
          Management.

          Stephen J. Summers, Chief Operating Officer. Mr. Summers is also a partner of Discovery Management.

          Sarah C. Castleman, Vice President. Ms. Castleman is also a partner of Discovery Management and prior thereto was an Assistant Vice President at NationsBank, 901 Main Street, 16th Floor, Dallas, Texas 75201.

ITEM 29.   PRINCIPAL UNDERWRITERS.

(a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, Forum Funds, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds, Sound Shore Fund, Inc. and Trans Adviser Funds, Inc.

(b) John Y. Keffer, President and Secretary of Forum Financial Services, Inc., is the Chairman and President of Registrant. David R. Keffer, Vice President and Treasurer of Forum Financial Services, Inc., is the Vice President, Assistant Treasurer and Assistant Secretary of Registrant. Their business address is Two Portland Square, Portland, Maine.

(c)      Not Applicable.

ITEM 30.   LOCATION OF BOOKS AND RECORDS.

The majority of accounts, books and other documents required to be maintained by 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc. at Two Portland Square, Portland, Maine 04101, at Forum Financial Corp., Two Portland Square, Portland, Maine 04101 and Forum Administrative Services, Limited Liability Company, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of Registrant's investment advisers as indicated in the various prospectuses constituting Part A of this Registration Statement.

Additional records are maintained at the offices of Norwest Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, MN 55479-0040, Registrant's investment adviser, custodian and transfer agent.

ITEM 31.   MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.   UNDERTAKINGS.

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

(ii) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 6th day of November, 1997.

                                                         NORWEST ADVANTAGE FUNDS


                                                         By: /s/ John Y. Keffer
                                                            --------------------
                                                                 John Y. Keffer
                                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons on the 6th day of November, 1997.

                 Signatures                                    Title
                 ----------                                    -----

(a)      Principal Executive Officer

         /s/  John Y. Keffer                              Chairman and President
         -------------------------
              John Y. Keffer


(b)      Principal Financial and Accounting Officer

         /s/ Robert B. Campbell                           Treasurer
         -------------------------
         Robert B. Campbell

(c)      A Majority of the Trustees

         /s/ John Y. Keffer                               Chairman
         -------------------------
              John Y. Keffer

              Robert C. Brown*                            Trustee
              Donald H. Burkhardt*                        Trustee
              James C. Harris*                            Trustee
              Richard M. Leach*                           Trustee
              Donald C. Willeke*                          Trustee
              Timothy J. Penny*                           Trustee
              John C. McCune*                             Trustee

         *By: /s/ John Y. Keffer
             --------------------
              John Y. Keffer
              Attorney in Fact